UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value

Australia (2.9%)

Challenger, Ltd.	1,653,346	$9,821,125

Origin Energy, Ltd.	788,908	10,460,375

Telstra Corp., Ltd.	2,313,001	10,910,299

		31,191,799
Austria (0.7%)

voestalpine AG	181,312	7,969,371

		7,969,371
Belgium (0.9%)

Solvay SA	64,864	10,182,556

		10,182,556
Brazil (0.1%)

Bigfoot GmbH (acquired 8/2/13, cost $1,011,174) (Private)(F)(RES)(NON)	46	681,867

		681,867
Canada (2.0%)

Agrium, Inc.	109,700	10,690,168

Suncor Energy, Inc.	327,800	11,448,537

		22,138,705
China (1.9%)

China Resources Gas Group, Ltd.	2,474,000	7,884,840

China ZhengTong Auto Services Holdings, Ltd.(NON)	797,500	444,309

Haier Electronics Group Co., Ltd.	2,226,000	6,032,244

Tencent Holdings, Ltd.	87,200	6,071,387

		20,432,780
Czech Republic (0.7%)

Erste Group Bank AG	215,914	7,376,855

		7,376,855
France (10.9%)

Airbus Group NV	201,662	14,443,839

Alcatel-Lucent(NON)(S)	2,075,319	8,182,636

BNP Paribas SA	237,307	18,304,580

Faurecia(NON)	234,426	9,908,317

Gaztransport Et Technigaz SA(NON)	86,304	5,586,954

Iliad SA	20,717	5,973,582

Natixis	1,408,678	10,345,683

Numericable Group SA (France)(NON)(S)	263,759	10,366,874

Sanofi	232,294	24,219,093

Veolia Environnement	599,973	11,869,295

		119,200,853
Germany (7.2%)

Daimler AG (Registered Shares)	203,497	19,229,039

Deutsche Post AG	610,891	22,697,783

Henkel AG & Co. KGaA (Preference)	164,029	17,653,126

Siemens AG	128,488	17,294,017

Zalando GmbH (acquired 9/30/13, cost $1,748,765) (Private)(F)(RES)(NON)	39	1,754,377

		78,628,342
India (0.5%)

Tata Motors, Ltd.	807,079	5,405,956

		5,405,956
Ireland (1.3%)

Kerry Group PLC Class A	189,879	14,494,520

		14,494,520
Italy (5.5%)

Banca Popolare di Milano Scarl(NON)(S)	8,788,980	8,838,938

Fiat SpA(NON)	1,226,953	14,283,130

Luxottica Group SpA	180,055	10,413,252

Mediaset SpA(NON)	984,261	5,502,513

UniCredit SpA	1,332,359	12,169,523

Unipol Gruppo Finanziario SpA	1,178,963	9,209,202

		60,416,558
Japan (19.2%)

Astellas Pharma, Inc.	974,500	11,544,417

Credit Saison Co., Ltd.	426,500	8,470,302

Daikin Industries, Ltd.	169,100	9,456,385

Hitachi, Ltd.	1,397,000	10,290,993

Japan Tobacco, Inc.	601,600	18,863,943

Konica Minolta Holdings, Inc.	1,130,000	10,524,368

Mitsubishi Corp.	649,300	12,040,763

NSK, Ltd.	1,001,000	10,279,953

Olympus Corp.(NON)	309,300	9,961,941

Panasonic Corp.	699,900	7,984,654

Sega Sammy Holdings, Inc.	319,300	7,137,008

Sekisui House, Ltd.	858,700	10,639,474

SMC Corp.	36,800	9,683,054

SoftBank Corp.	205,600	15,506,233

Sumitomo Mitsui Financial Group, Inc.	344,300	14,676,299

Tokyo Gas Co., Ltd.	3,406,000	17,269,575

Toyota Motor Corp.	448,300	25,229,773

		209,559,135
Mexico (0.7%)

Grupo Financiero Banorte SAB de CV	1,164,000	7,871,744

		7,871,744
Netherlands (1.8%)

ING Groep NV GDR(NON)	1,368,090	19,365,792

		19,365,792
Portugal (1.2%)

Banco Espirito Santo SA(NON)	7,022,681	13,148,044

		13,148,044
Russia (0.7%)

Magnit OJSC	32,896	7,583,089

		7,583,089
Singapore (1.2%)

Ezion Holdings, Ltd.	7,826,000	13,473,748

		13,473,748
South Korea (2.5%)

Coway Co., Ltd.	127,993	8,979,598

LG Chemical, Ltd.	30,303	7,253,923

Samsung Electronics Co., Ltd.	8,745	11,058,653

		27,292,174
Spain (2.3%)

Atresmedia Corporacion de Medios de Comunicacion SA(NON)	356,537	5,486,515

Grifols SA ADR	321,507	13,278,239

Jazztel PLC(NON)	389,081	5,917,631

		24,682,385
Sweden (1.5%)

Assa Abloy AB Class B	212,537	11,315,954

Intrum Justita AB	190,864	5,207,821

		16,523,775
Switzerland (1.3%)

Compagnie Financiere Richemont SA	154,306	14,731,550

		14,731,550
Taiwan (0.9%)

Inotera Memories, Inc.(NON)	12,090,000	9,490,432

		9,490,432
United Kingdom (25.6%)

Associated British Foods PLC	300,554	13,934,719

AstraZeneca PLC	386,267	24,963,306

Barclays PLC	3,160,610	12,298,339

BG Group PLC	840,108	15,651,550

BHP Billiton PLC	642,654	19,756,629

Britvic PLC	543,025	6,717,357

BT Group PLC	2,416,519	15,288,916

Compass Group PLC	971,982	14,827,025

Kingfisher PLC	1,474,984	10,362,309

Liberty Global PLC Class A(NON)	61,700	2,566,720

Liberty Global PLC Ser. C(NON)	61,700	2,511,807

Metro Bank PLC (acquired 1/15/14, cost $2,770,188) (Private)(F)(RES)(NON)	130,140	2,746,479

Persimmon PLC	547,292	12,281,145

Pets at Home Group PLC(NON)	1,887,509	7,552,226

Prudential PLC	737,926	15,605,511

Regus PLC	2,335,879	8,582,951

Royal Dutch Shell PLC Class A	612,326	22,366,591

Shire PLC	215,044	10,558,138

Telecity Group PLC	785,758	9,143,636

Thomas Cook Group PLC(NON)	3,510,757	10,552,885

TUI Travel PLC	1,736,915	12,683,158

Vodafone Group PLC	3,650,966	13,409,019

WPP PLC	737,653	15,212,358

		279,572,774
United States (4.2%)

Google, Inc. Class A(NON)	7,148	7,966,517

KKR & Co. LP	412,800	9,428,352

Monsanto Co.	87,665	9,973,647

Tyco International, Ltd.	211,518	8,968,363

Visa, Inc. Class A	45,600	9,843,221

		46,180,100

Total common stocks (cost $888,850,811)		$1,067,594,904

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value

U.S. Treasury Notes
1s, May 31, 2018(i)	$338,000	$332,798
2s, February 15, 2023(i)	10,000	9,535

Total U.S. treasury Obligations (cost $342,333)		$342,333

SHORT-TERM INVESTMENTS (2.5%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	14,901,683	$14,901,683

SSgA Prime Money Market Fund zero %(P)	110,000	110,000

Putnam Short Term Investment Fund 0.07%(AFF)	11,972,441	11,972,441

Total short-term investments (cost $26,984,124)		$26,984,124

TOTAL INVESTMENTS

Total investments (cost $916,177,268)(b)		$1,094,921,361

FORWARD CURRENCY CONTRACTS at 3/31/14 (aggregate face value $228,558,352) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/16/14	$2,141,809	$2,055,989	$85,820
Barclays Bank PLC
	British Pound	Sell	6/18/14	3,850,393	3,866,271	15,878
	Euro	Sell	6/18/14	5,486,538	5,481,843	(4,695)
	Hong Kong Dollar	Sell	5/21/14	387,797	394,083	6,286
	Japanese Yen	Sell	5/21/14	5,007,587	5,115,964	108,377
	Swedish Krona	Buy	6/18/14	2,270,260	2,280,561	(10,301)
	Swiss Franc	Buy	6/18/14	14,382,979	14,321,425	61,554
Citibank, N.A.
	Danish Krone	Buy	6/18/14	15,235,862	15,180,898	54,964
	Euro	Sell	6/18/14	3,629,821	3,667,466	37,645
Credit Suisse International
	Australian Dollar	Buy	4/16/14	1,377,625	1,322,270	55,355
	Canadian Dollar	Buy	4/16/14	2,509,031	2,304,351	204,680
	Norwegian Krone	Buy	6/18/14	761,118	759,190	1,928
	Swiss Franc	Buy	6/18/14	17,297,854	17,176,109	121,745
Deutsche Bank AG
	British Pound	Sell	6/18/14	11,907,242	11,842,615	(64,627)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/16/14	3,138,639	3,011,238	127,401
	British Pound	Sell	6/18/14	8,703,830	8,712,254	8,424
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/18/14	5,290,645	5,296,381	5,736
	Euro	Buy	6/18/14	3,547,860	3,549,628	(1,768)
	Japanese Yen	Sell	5/21/14	3,779,466	3,783,868	4,402
	Norwegian Krone	Buy	6/18/14	8,817,974	8,793,730	24,244
	Singapore Dollar	Buy	5/21/14	3,036,885	2,995,879	41,006
	Swedish Krona	Buy	6/18/14	6,399,647	6,517,221	(117,574)
	Swiss Franc	Buy	6/18/14	12,386,607	12,332,623	53,984
Royal Bank of Scotland PLC (The)
	Japanese Yen	Buy	5/21/14	252,773	256,432	(3,659)
	Japanese Yen	Sell	5/21/14	252,773	256,214	3,441
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/16/14	1,905,271	1,828,654	76,617
	Euro	Sell	6/18/14	5,615,196	5,617,613	2,417
	Israeli Shekel	Buy	4/16/14	4,828,692	4,805,198	23,494
	Japanese Yen	Sell	5/21/14	6,509,838	6,527,334	17,496
	Swiss Franc	Buy	6/18/14	6,499,811	6,487,232	12,579
UBS AG
	British Pound	Sell	6/18/14	24,528,445	24,555,011	26,566
	Euro	Sell	6/18/14	4,728,644	4,724,971	(3,673)
	Swiss Franc	Buy	6/18/14	11,207,663	11,155,449	52,214
WestPac Banking Corp.
	Euro	Sell	6/18/14	21,614,454	21,582,387	(32,067)

Total						$995,889

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OJSC	Open Joint Stock Company

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2013 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,093,224,314.
(b)	The aggregate identified cost on a tax basis is $916,640,017, resulting in gross unrealized appreciation and depreciation of $205,860,492 and $27,579,148, respectively, or net unrealized appreciation of $178,281,344.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5,182,723, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$12,523,619	$237,271,402	$237,822,580	$5,052	$11,972,441
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $14,901,683, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $14,395,717.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $126,127 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	23.1%
	Financials	16.4
	Industrials	11.9
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $561,336 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $96,912 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$31,191,799	$—
Austria	7,969,371	—	—
Belgium	10,182,556	—	—
Brazil	—	—	681,867
Canada	22,138,705	—	—
Czech Republic	7,376,855	—	—
China	—	20,432,780	—
France	119,200,853	—	—
Germany	76,873,965	—	1,754,377
India	—	5,405,956	—
Ireland	14,494,520	—	—
Italy	60,416,558	—	—
Japan	—	209,559,135	—
Mexico	7,871,744	—	—
Netherlands	19,365,792	—	—
Portugal	13,148,044	—	—
Russia	7,583,089	—	—
Singapore	—	13,473,748	—
South Korea	—	27,292,174	—
Spain	24,682,385	—	—
Sweden	16,523,775	—	—
Switzerland	14,731,550	—	—
Taiwan	—	9,490,432	—
United Kingdom	276,826,295	—	2,746,479
United States	46,180,100	—	—
Total common stocks	745,566,157	316,846,024	5,182,723
U.S. treasury obligations	—	342,333	—
Short-term investments	12,082,441	14,901,683	—

Totals by level	$757,648,598	$332,090,040	$5,182,723

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$995,889	$—

Totals by level	$—	$995,889	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,234,253	$238,364

Total	$1,234,253	$238,364

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$273,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$85,820	$192,095	$92,609	$383,708	$—	$135,825	$129,372	$3,441	$132,603	$78,780	$—	$1,234,253

	Total Assets	$85,820	$192,095	$92,609	$383,708	$—	$135,825	$129,372	$3,441	$132,603	$78,780	$—	$1,234,253
	Liabilities:
	Forward currency contracts#	—	14,996	—	—	64,627	—	119,342	3,659	—	3,673	32,067	238,364

	Total Liabilities	$—	$14,996	$—	$—	$64,627	$—	$119,342	$3,659	$—	$3,673	$32,067	$238,364

	Total Financial and Derivative Net Assets	$85,820	$177,099	$92,609	$383,708	$(64,627)	$135,825	$10,030	$(218)	$132,603	$75,107	$(32,067)	$995,889
	Total collateral received (pledged)##†	$—	$177,099	$92,609	$308,496	$—	$132,922	$—	$—	$—	$75,107	$—	$786,233
	Net amount	$85,820	$—	$—	$75,212	$(64,627)	$2,903	$10,030	$(218)	$132,603	$—	$(32,067)	$209,656

†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement. (Note 1)
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014